Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

11.Leases

Through December 31, 2023, the Company leased approximately 47,789 square feet of office space for its corporate headquarters in Redwood City, California (the “Lease Agreement”). Prior to an amendment to the Lease Agreement entered into on October 24, 2023 (the “Sixth Amendment”), the Lease Agreement was set to expire in September 2024 and contained a one-time option to extend the lease term for five years. Under the terms of the Sixth Amendment, the Company extended the lease term through September 30, 2027 and reduced the amount of office space leased to 27,532 square feet. The remaining 20,257 square feet of office space expired on December 31, 2023, according to the terms of the Sixth Amendment.

The Company also leases approximately 25,017 square feet for its laboratory facilities in Camarillo, California which commenced in January 2020. This lease terminates in May 2027 and contains a one-time option to extend the lease term for five years. Both facility leases provide for certain limited rent abatement and annual scheduled rent increases over their respective lease terms.

The Company determined that the above facility leases were operating leases. The options to extend the lease terms, if any, for these leases were not included as part of the right-of-use asset or lease liability as it was not reasonably certain the Company would exercise those options.

In 2019, the Company entered into the Vehicle Lease Agreement, pursuant to which the Company leased approximately 50 vehicles as of December 31, 2023. The vehicles leased under this arrangement were classified as finance leases. Beginning in February 2023, the Company no longer enters into these leasing arrangements and began transitioning to a reimbursement program with its employees. As of December 31, 2024, the Company has no remaining obligation under the vehicle leasing arrangement.

Supplemental information related to the Company’s leases is as follows:

(in thousands)		December 31,
Assets	Balance Sheet Classification	2024	2023
Operating leases	Other assets, non-current	$4,518	$5,912
Finance leases	Property and equipment, net	—	1,022
Total leased assets		$4,518	$6,934

(in thousands)		December 31,
Liabilities	Balance Sheet Classification	2024	2023
Operating lease liabilities, current	Accrued and other current liabilities	$1,691	$1,424
Operating lease liabilities, non-current	Lease liabilities, non-current	3,286	4,977
Total operating lease liabilities		$4,977	$6,401

Finance lease liabilities, current	Accrued and other current liabilities	$—	$721
Finance lease liabilities, non-current	Lease liabilities, non-current	—	351
Total finance lease liabilities		$—	$1,072

Other information related to lease term and discount rate is as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term
Operating leases	2.7 years	3.6 years
Finance leases	—	1.4 years
Weighted-Average Discount Rate
Operating leases	11.9%	11.8%
Finance leases	—	8.7%

The components of lease expense were as follows:

	Year Ended December 31,
(in thousands)	2024	2023
Finance lease cost
Amortization of right-of-use assets	$225	$1,069
Interest on lease liabilities	24	146
Total finance lease cost	249	1,215
Operating lease cost	2,066	2,984
Total lease cost	2,315	4,199
Less: Finance lease cost from discontinued operations	(210)	(1,051)
Total lease cost from continuing operations	$2,105	$3,148

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31,
(in thousands)	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$2,095	$3,560
Operating cash flows from finance leases	$24	$145
Financing cash flows from finance leases	$248	$1,034
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$2,653
Finance leases	$—	$—

As of December 31, 2024, the maturities of the lease liabilities were as follows:

Year ending December 31, (in thousands)	Operating leases
2025	$2,192
2026	2,126
2027	1,530
Total lease payments	5,848
Less imputed interest	(871)
Lease liabilities	$4,977